FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities which were measured at fair value on a recurring basis as of November 30, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Short-term investments(1)	$11.7	$9.2	$2.5	$—
Non-current investments(2)	86.9	31.3	55.6	—

Total	$98.6	$40.5	$58.1	$—

Liabilities:
Derivative contracts(3)	$56.7	$—	$56.7	$—

Total	$56.7	$—	$56.7	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
The following table presents assets and liabilities which were measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$489.0	$489.0	$—	$—
Short-term investments(1)	23.1	21.0	2.1	—
Non-current investments(2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts(3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$489.0	$489.0	$—	$—
Short-term investments(1)	23.1	21.0	2.1	—
Non-current investments(2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts(3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 24, 2018 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$198.0	$198.0	$—	$—
Short-term investments(1)	24.5	22.1	2.4	—
Non-current investments(2)	91.2	40.2	51.0	—

Total	$313.7	$260.3	$53.4	$—

Liabilities:
Derivative contracts(3)	$11.8	$—	$11.8	$—
Contingent consideration(4)	60.0	—	—	60.0

Total	$71.8	$—	$11.8	$60.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
(4)	Included in Other current liabilities and Other long-term liabilities.

Reconciliation of Level 3 Liabilities
A reconciliation of the beginning and ending balances for contingent consideration obligations are as follows (in millions):

	Contingent Consideration
	February 23, 2019	February 24, 2018
Beginning balance	$60.0	$281.0
Plated acquisition	—	60.1
Change in fair value	(59.3)	(50.9)
Payments	(0.7)	(230.2)

Ending balance	$—	$60.0